INCOME TAXES	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

The Company recorded no income tax expense for the six months ended June 30, 2017 because the estimated annual effective tax rate was zero. In determining the estimated annual effective income tax rate, the Company analyzes various factors, including projections of our annual earnings and taxing jurisdictions in which the earnings will be generated, the impact of state and local income taxes, their ability to use tax credits and net operating loss carry forwards, and available tax planning alternatives. As of June 30, 2017 and December 31, 2016, the Company provided a valuation allowance against its net deferred tax assets since the Company believes it is more likely than not that its deferred tax assets will not be realized.

The benefit from income taxes for the six months ended June 30, 2017 and 2016 is set forth below:

	2017	2016
	(Unaudited)	(Unaudited)
Current
Federal	$—	$—
State	(21,000)	23,000
Prior Year (over)/under Accrual
Federal	(178,000)	13,000
Total Current Expense	(199,000)	36,000
Deferred Tax Benefit	—	(818,000)
Net Benefit from Income Taxes	$(199,000)	$(782,000)